Condensed Consolidated Statements of Comprehensive Income/(Loss) - CHF (SFr) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Condensed Consolidated Statements of Comprehensive Income/(Loss)
Loss for the period	SFr (16,833)	SFr (19,643)	SFr (34,346)	SFr (38,489)
Items that will be reclassified to income or loss in subsequent periods (net of tax):
Currency translation differences	(8)	39	(16)	49
Items that will not to be reclassified to income or loss in subsequent periods (net of tax):
Remeasurement gains on defined-benefit plans		7,381		7,381
Other comprehensive income			(16)	7,430
Total comprehensive loss, net of tax	SFr (16,841)	SFr (12,223)	SFr (34,362)	SFr (31,059)